Note 6 - Sales of Available for Sale Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Proceeds from sales	$ 7,793	$ 1,721	$ 9,115	$ 3,312
Gross realized gains	255	92	306	140
Gross realized losses	$ (3)	$ (70)	$ (3)	$ (94)